Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

May 2, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Kennedy Capital ESG SMID Cap Fund, the Kennedy Capital Small Cap Growth Fund, and the Kennedy Capital Small Cap Value Fund, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 452 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 25, 2025, with an effective date of April 30, 2025.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

Alison Sloniewski

Investment Managers Series Trust II